Annual Total Returns - Franklin LifeSmart™ 2050 Retirement Target Fund [BarChart] - Franklin Templeton Fund Allocator Series RTF-25 - Franklin LifeSmart™ 2050 Retirement Target Fund - Class A	Dec. 01, 2020
Bar Chart Table:
Annual Return 2014	5.80%
Annual Return 2015	(1.76%)
Annual Return 2016	3.32%
Annual Return 2017	18.96%
Annual Return 2018	(7.40%)
Annual Return 2019	22.00%